Schedule of property and equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 246,300	$ 247,867
Less: accumulated depreciation	(140,587)	(110,573)
Total	105,713	137,294
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	234,014	235,503
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 12,286	$ 12,364